As filed with the Securities and Exchange Commission on May 20, 2005
                       File Nos. 333-103714 and 811-21317

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


  [ ]  Pre-Effective Amendment No. ___    [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)


                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

          1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622
          ------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (252) 972-9922
                                                 --------------

                                Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                 With a copy to:
                                 ---------------
                            Jeffrey T. Skinner, Esq.
                             Kilpatrick Stockton LLP
                          3737 Glenwood Ave., Suite 400
                                Raleigh, NC 27612



Approximate Date of Proposed Public Offering:   Not Applicable
                                                --------------


No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 1 consists of the following:

     (1)  Facing Sheet of the Registration Statement;
     (2)  Special Meeting of Shareholders Adjournment Notice; and
     (3) Parts A, B, and C are incorporated herein by reference to Registrant's Registration Statement on Form N-14 Pre-Effective Amendment No.1 (File No. 333-103714) filed on April 12, 2005 and the final form of Parts A and B filed on April 18, 2005 pursuant to Rule 497(b) of the General Rules and Regulations under the Securities Act of 1933, as amended.

This  Post-Effective  Amendment  No.  1  is  being  filed  solely  to  file  the
Adjournment  Notice  related  to  the  Special   Shareholders  Meeting  for  the
MurphyMorris ETF Fund.

                          MURPHYMORRIS INVESTMENT TRUST
                              MURPHYMORRIS ETF FUND

                                                                    May 20, 2005

               SPECIAL MEETING OF SHAREHOLDERS ADJOURNMENT NOTICE

                            Urgent Proxy Information
                            ------------------------

The Special Shareholders Meeting for your Fund scheduled for Friday, May 13, 2005 has been adjourned to May 27th. If you have not had the opportunity to vote your shares, this means you will have additional time to cast your vote.

REMEMBER: Your vote is important, no matter how large or small your holdings may be.

Your vote can be cast quickly and easily by signing, dating and mailing the proxy card in the postage-prepared return envelope previously provided to you.

It is still important that we receive your vote as soon as possible, so please take a moment to cast your vote. Remember, voting is quick and easy.

If you have already voted your shares, you do not need to vote again. Please use this notice for informational purposes only. We appreciate your participation.

If you have any questions about how to vote or on the proposals being voted or require a copy of the Fund's Proxy Statement, please call the Fund at 1-800-715-3611.

Thank you in advance for your prompt attention to this important matter.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant in the City of Rocky Mount, and State of North Carolina on this 20th day of May 2005.


                                     PMFM INVESTMENT TRUST

                                     /s/ Julian G. Winters, Secretary
                                     ____________________________________
                                     Julian G. Winters, Secretary


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        *                                                          May 20, 2005
_______________________________________                            _____________
James M. Baker, Trustee                                            Date


        *                                                          May 20, 2005
_______________________________________                            _____________
Donald L. Beasley, Trustee, Chairman and Treasurer                 Date


        *                                                          May 20, 2005
_______________________________________                            _____________
Timothy A. Chapman, President                                      Date


        *                                                          May 20, 2005
_______________________________________                            _____________
Norman A. McLean, Trustee                                          Date


/s/ Tracey L. Hendricks                                            May 20, 2005
_______________________________________                            _____________
Tracey L. Hendricks, Assistant Secretary and Assistant Treasurer   Date


* By: /s/ Julian G. Winters                                        May 20, 2005
_______________________________________                            _____________
       Julian G. Winters, Attorney-in-Fact and Secretary           Date